SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 01, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025		Mar. 14, 2025	Mar. 14, 2025 $ / shares	Mar. 14, 2025		Jan. 02, 2025	Jan. 02, 2025 $ / shares	Jan. 02, 2025		Oct. 01, 2024 $ / shares	Oct. 01, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $		$ 103		$ 5
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of options (years)				5 years
Fair value | $	$ 307	$ 415		$ 312
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input					0.24	151.68	[1]		0.31	151.68	[1]		1.07	140.61	[1]
Measurement Input, Price Volatility [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				117.68 [2]		151.68	[3]									0.0247	117.19	[3]
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input										4.09				4.38
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				4.38		3.96											3.51
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input						0.0								0.0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				0.0		0.0				0.0							0.0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of options (years)		5 years 3 months						5 years 3 months 18 days				5 years 6 months
Measurement Input, Expected Term [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of options (years)	5 years	4 years 6 months		5 years
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input					0.24				0.24				0.24
Measurement Input, Exercise Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				1	0.1											1
Measurement Input, Share Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				0.248	0.239											0.247

[1]	The expected volatility was based on the historical volatility of the share price of the Company.
[2]	The expected volatility was based on the historical volatility of the share price of the Company.
[3]	The expected volatility was based on the historical volatility of the share price of the Company.